Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Multi-Asset Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Multi-Asset Index Fund
Class Name	Fidelity® Multi-Asset Index Fund
Trading Symbol	FFNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Multi-Asset Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Index Fund	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending February 28, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities gained 17.50% for the 12 months ending February 28, 2025, according to the Dow Jones U.S. Total Stock Market Index, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•By U.S. equity sector, utilities (+32%), financials (+31%) and communication services (+28%) led. Utilities was boosted by surging demand for electricity to power data centers used for AI, while the larger communication services and information technology (+18%) sectors continued to benefit from AI. Financials, meanwhile, rose following the election, driven by expectations for easing regulation. Conversely, materials and health care (+4% each) lagged most, as investors preferred higher-growth categories.
•International equities gained 9.84% for the 12 months ending February 28, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, the U.K. (+19%) led the way, followed by Canada (+16%). Asia Pacific ex Japan and emerging markets (+11% each), along with Europe ex U.K. (+10%), topped the broader index, whereas Japan (+1%) lagged.
•U.S. taxable investment-grade bonds gained 5.81% for the period, per the Bloomberg U.S. Aggregate Bond Index. From a sub-sector perspective, investment-grade corporate bonds (+6.41%) topped short-term Treasurys (+5.21%) and long-term U.S. Treasury bonds (+3.43%). Commercial mortgage-backed securities gained 7.15% and agencies rose 5.44% the past 12 months. Outside the index, emerging-markets debt (+9.34%), U.S. high-yield bonds (+8.51%), floating-rate leveraged loans (+8.25%) and Treasury Inflation-Protected Securities (+6.36%) achieved strong gains.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Multi-Asset Index Fund $10,000 $9,153 $10,954 $12,544 $12,824 $13,578 $17,257 $18,478 $16,920 $20,087 $22,662 Fidelity Multi-Asset Composite Index℠ $10,000 $9,168 $10,989 $12,609 $12,888 $13,624 $17,366 $18,621 $17,066 $20,280 $22,884 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Multi-Asset Index Fund 12.82% 10.79% 8.53% Fidelity Multi-Asset Composite Index℠ 12.84% 10.93% 8.63% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,470,903,148
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,342,490
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$8,470,903,148
Number of Holdings	7
Total Advisory Fee	$8,342,490
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 51.3 International Equity Funds 33.8 Bond Funds 14.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.3 International Equity Funds - 33.8 Bond Funds - 14.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity 500 Index Fund 41.3 Fidelity International Index Fund 23.9 Fidelity Extended Market Index Fund 10.0 Fidelity Emerging Markets Index Fund 9.9 Fidelity U.S. Bond Index Fund 6.9 Fidelity Long-Term Treasury Bond Index Fund 5.0 Fidelity International Bond Index Fund 3.0 100.0